Financial Assets and Financial Liabilities_Day One Gain Or Loss(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Aggregate Difference Between Fair Value At Initial Recognition And Amount Determined Using Valuation Technique Yet To Be Recognised Abstract [Abstract]
Balance at the beginning of the year	₩ 45,767	₩ 62,155
New transactions	166,555	168,225
Changes during the year	(150,929)	(184,613)
Balance at the end of the year	₩ 61,393	₩ 45,767